summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory
Mobile handsets, parts and accessories	$ 414	$ 381
Costs of goods sold	$ 2,300	$ 2,200